ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

at December 31	2021	2020
(millions of Canadian $)

Trade payables	4,183	3,057
Fair value of derivative contracts (Note 26)	221	72
Regulatory liabilities (Note 12)	200	153
Contract liabilities (Note 5)	90	129
Class C Interests (Note 6)	75	—
Other	330	405
	5,099	3,816